GENERAL	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL

1.	GENERAL

Golar LNG Limited (the “Company” or “Golar”) was incorporated in Hamilton, Bermuda on May 10, 2001 for the purpose of acquiring the liquefied natural gas (“LNG”) shipping interests of Osprey Maritime Limited, which was owned by World Shipholding Limited.

As of December 31, 2021, our fleet was comprised of nine LNG carriers, one Floating Storage Regasification Unit (“FSRU”) and three Floating Liquefaction Natural Gas vessels (“FLNGs”) (including one vessel under conversion to a FLNG and one vessel earmarked for conversion to a FLNG). We also operate vessels on behalf of third parties under management agreements.

We are listed on the Nasdaq under the ticker: “GLNG”.

As used herein and unless otherwise required by the context, the terms “Golar”, the “Company”, “we”, “our” and words of similar import refer to Golar or any one or more of its consolidated subsidiaries, or to all such entities.